Share Capital - Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 alternative_energy_credit shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | shares	1,886,325	2,781,074	4,202,389
Weighted Exercise Price (in dollars per share)	$ 19.56	$ 15.49	$ 11.36
$10.01 to $20.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,406,222
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	645,669
Weighted average remaining contractual life of outstanding share options	3 years 9 months 7 days
$10.01 to $20.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 10.01
$10.01 to $20.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 20.00
$20.01 to $24.45 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	480,103
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	461,490
Weighted average remaining contractual life of outstanding share options	1 year 1 month 6 days
$20.01 to $24.45 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 20.01
$20.01 to $24.45 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 24.45
$19.56 CAD ($14.79 USD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,886,325
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	1,107,159
Weighted average remaining contractual life of outstanding share options	3 years 1 month 2 days
$19.56 CAD ($14.79 USD) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 19.56
$19.56 CAD ($14.79 USD) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 14.79